Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 7	$ 20	$ 21
Interest cost	34	31	102	94
Expected return on assets	(38)	(41)	(114)	(123)
Amortization of:
Actuarial loss (gain)	16	20	49	59
Net periodic benefit cost	19	17	57	51
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	6	6
Interest cost	13	11	39	34
Expected return on assets	(2)	(1)	(6)	(4)
Amortization of:
Prior service credit	(3)	(3)	(9)	(9)
Actuarial loss (gain)	1	5	4	16
Net periodic benefit cost	11	14	34	43
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	4	4	13	12
Interest cost	2	3	7	9
Amortization of:
Prior service credit	1		2
Actuarial loss (gain)		(1)		(3)
Net periodic benefit cost	$ 7	$ 6	$ 22	$ 18